Long-Term Deposits (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Rental deposits	$ 132,043	$ 20,092
Prepayments for equipment	3,285,135	1,737,664
Total	$ 3,417,178	$ 1,757,756